Other Noncurrent Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Noncurrent Assets [Abstract]
Description of lease prepayment life	The forest rights certificate from the local village extends the life of the lease to January 31, 2060.
Forest land use rights impairment		$ 228,506
Amortization of prepayment for lease of land use right	$ 54,947	$ 52,073
Lease of land use right	5 years